GENERAL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 41,147	$ 42,142
Israel [Member]
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 13,296,000	$ 12,272,000
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%